Total Other Expenses	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Total Other Expenses

Note 16—Total Other Expenses

For the year ended December 31, 2012, other expenses primarily comprised of $8.8 million associated with the issuance of additional debt and $2.2 million of personnel separation charges, partially offset by $1.3 related to a gain in foreign exchange transactions of Latin America operations.

For the year ended December 31, 2011, other expenses includes $14.5 million related to a one-time separation charge of the Voluntary Retirement Program (“VRP”) offered by the Company to all employees who were at least 50 years of age and with a minimum of 15 years of service by December 31, 2011, $2.2 million relating to the refinancing of our senior secured credit facilities, $1.2 million related to a gain in foreign exchange transactions of Latin America operations and a non-recurring and non-cash loss of $1.2 million from the settlement of the derivatives related to our acquisition of a 19.99% equity interest in CONTADO from Popular.

For the years ended December 31, 2012 and 2011, other expenses also includes a gain of $1.0 million and a loss of $0.3 million, respectively, related to the fair value adjustment of certain indemnification assets, software reimbursements and derivative assets only in 2011 (see Note 12).